Long-term debt - Borrowings redemption prices (Details)	12 Months Ended
Dec. 31, 2021
Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage	100.00%
2021 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	103.19%
2022 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	101.59%
2023 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	100.00%
2023 | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage	103.75%
2024 | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage	101.88%
2025 and thereafter | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage	100.00%